Taxes on Income (Details) $ in Thousands, ₪ in Billions		1 Months Ended	12 Months Ended
	Jan. 01, 2011	Dec. 22, 2017	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Taxes on Income [Line items]
Consolidated revenues (in New Shekels) | ₪				₪ 10
Percentage of subject to tax at a rate			12.00%	12.00%
Consolidated revenue exceeds (in New Shekels)			$ 142,519	₪ 10	$ 129,339	$ 103,642
Carried forward losses and other temporary difference amount (in Dollars) | $			$ 26,929
Bottom of range [Member]
Taxes on Income [Line items]
Reduce tax rate		21.00%
Top of range [Member]
Taxes on Income [Line items]
Reduce tax rate		35.00%
Law for the Encouragement of Industry (Taxes), 1969 [Member]
Taxes on Income [Line items]
Tax rate effect of foreign tax rates			90.00%	90.00%
Period of right to deduct expenses related to public offerings			three	three
Law for the Encouragement of Industry (Taxes), 1969 [Member] | Patents, know-how and certain other intangible [Member]
Taxes on Income [Line items]
Useful life of intangible assets			eight	eight
Law for the Encouragement of Capital Investments, 1959 [Member]
Taxes on Income [Line items]
Tax benefit description			The benefits period is limited to the earlier of 12 years from completion of the investment or commencement of production (“Year of Operation”), or 14 years from the year in which the certificate of approval was obtained.	The benefits period is limited to the earlier of 12 years from completion of the investment or commencement of production (“Year of Operation”), or 14 years from the year in which the certificate of approval was obtained.
Preferred Enterprise [Member]
Taxes on Income [Line items]
Tax rate	25.00%
Tax benefits under Amendment 60 [Member]
Taxes on Income [Line items]
Percentage of subject to tax at a rate			7.50%	7.50%
Legislative Amendments [Member]
Taxes on Income [Line items]
Corporate income tax rate			23.00%	23.00%
Development Zone A [Member]
Taxes on Income [Line items]
Percentage of subject to tax at a rate			6.00%	6.00%
Development Zone A [Member] | Tax benefits under Amendment 60 [Member]
Taxes on Income [Line items]
Percentage of subject to tax at a rate			4.00%	4.00%